SOUND SHORE FUND INC.
(the “Fund”)

Supplement dated August 3, 2022 to the Statement of Additional Information (“SAI”)
dated May 1, 2022

The section entitled “D. Compensation of Directors” on page 11 of the SAI is hereby deleted in its entirety and replaced with the following:

D. COMPENSATION OF DIRECTORS

For the year ended December 31, 2021, each Independent Director received quarterly fees of $5,000 plus $10,000 per quarterly in person meeting, $4,000 per quarterly meeting attended telephonically and $2,000 per special meeting attended in person or telephonically.(1) The Audit Committee Chairman received an additional quarterly fee of $2,500. Effective as of July 28, 2022, each Independent Director receives quarterly fees of $5,000 plus $10,000 per quarterly meeting attended and $2,000 per special meeting attended. The Audit Committee Chairman will continue to receive an additional quarterly fee of $2,500.

Independent Directors are also reimbursed for travel and related expenses incurred in attending meetings of the Board.

Interested Directors receive no compensation for their services or reimbursement for their associated expenses. No officer of the Fund is compensated by the Fund.

The following tables sets forth the fees paid to each Independent Director by the Fund for the fiscal year ended December 31, 2021.

Independent Directors	Aggregate Compensation from the Fund	Pension or Retirement Benefits Accrued as part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund
Harry W. Clark	$60,000	N/A	N/A	$60,000
H. Williamson Ghriskey, Jr.	$60,000	N/A	N/A	$60,000
David Blair Kelso	$70,000	N/A	N/A	$70,000

(1)
During the year ended December 31, 2021, each Independent Director received the standard in-person meeting fee for attendance at regularly scheduled meetings of the Board held by video conference as a result of the onset of the COVID-19 pandemic.

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For more information, please contact a Fund customer service representative toll free at
1-800-551-1980.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE